SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP

FOUR TIMES SQUARE

NEW YORK, NEW YORK 10036

TEL: (212) 735-3000

FAX: (212) 735-2000

June 13, 2008

BY EDGAR

Tom Kluck

Legal Branch Chief

Securities and Exchange Commission

Division of Corporation Finance

Mail Stop 4561

100 F Street, NE

Washington, DC 20549

RE:	Anthracite Capital, Inc.

Amendment No. 1 to Registration Statement on Form S-3

(File No. 333-151400)

Dear Sir:

On behalf of Anthracite Capital, Inc., a Maryland corporation (the “Company”), we are hereby filing Amendment No. 1 to the above-referenced Registration Statement (the “Registration Statement”), with the Securities and Exchange Commission (the “Commission”) on the date hereof.

The changes reflected in the Registration Statement include those made in response to the comment (the “Comment”) of the staff of the Commission (the “Staff”) set forth in the Staff’s letter of June 11, 2008 (the “Comment Letter”).

Set forth below in this letter is the Company’s response to the Comment raised in the Comment Letter. For the convenience of the Staff, the Company has restated the Comment in this letter.

1.	We note that you have filed the form of indenture as an exhibit to this registration statement. Please file the actual indenture, which may be open-ended, prior to the effectiveness of this registration statement. Please refer to Section 201.04 under the Trust Indenture Act of 1939 Q&A which can be located at http://www.sec.gov/divisions /corpfin/guidance/tianinterp.htm, and revise accordingly.

In response to the Staff’s comment, the Company has revised the exhibit index of the Registration Statement.

*  *  *  *  *

Please contact the undersigned at (212) 735-2573 should you require further information or have any questions.

Very truly yours,

/s/ Dwight S. Yoo
Dwight S. Yoo

cc:	Richard Shea

President and Chief Operating Officer

Anthracite Capital, Inc.

40 East 52nd Street

New York, NY 10022